Subsequent events - Additional Information (Detail) € in Thousands, $ in Millions			4 Months Ended		12 Months Ended					16 Months Ended	24 Months Ended
	Apr. 07, 2023 EUR (€)	Apr. 07, 2021 EUR (€)	Apr. 20, 2023 EUR (€)	Apr. 20, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Apr. 20, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Jan. 11, 2023 USD ($)	Jan. 01, 2023 EUR (€)	Dec. 01, 2021 EUR (€)	Apr. 07, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value							€ 52,556								€ 13,200
Proceeds from interest-bearing loans and borrowings					€ 0		0		€ 7,142
Cash paid					(21,365)		(21,365)				€ (21,365)
Cash and cash equivalents							41,178
Acquisition of businesses, net of cash acquired					(7,282)		(19,813)		€ (29,835)
Mahigaming LLC
Disclosure of non-adjusting events after reporting period [line items]
Option consideration					€ 2,500
Digital Gaming Corporation
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from interest-bearing loans and borrowings						$ 84.4	€ 40,800	$ 46.2			€ 121,700	$ 130.6
Major ordinary share transactions | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Share repurchase agreement amount | $													$ 25.0
Major business combination | Mahigaming LLC
Disclosure of non-adjusting events after reporting period [line items]
Option consideration	€ 10,000
Major business combination | Digital Gaming Corporation
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from interest-bearing loans and borrowings			€ 137,500	$ 149.9
Loans Receivable
Disclosure of non-adjusting events after reporting period [line items]
Repayment of loans receivable			€ 24,800							€ 43,000
Digital Gaming Corporation
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		100.00%														100.00%
Consideration transferred, acquisition-date fair value		€ 11,700														$ 12.6
Digital Gaming Corporation | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value														€ 11,702
Cash paid		(11,702)
Cash and cash equivalents		7,668												€ 7,668
Acquisition of businesses, net of cash acquired		€ (4,034)